Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 98.65%
Communication Services - 3.96%
A.H. Belo Corp., Class A 94,676 $ 197,873
Alaska Communications
Systems Group, Inc. 164,700 535,275
Ballantyne Strong, Inc.* 100,000 261,000
Beasley Broadcast Group,
Inc., Class A+ 24,625 69,689
Brooklyn
ImmunoTherapeutics,
Inc.*+ 15,000 55,800
Cinedigm Corp.,
Class A*+ 600,000 1,002,000
comScore, Inc.* 249,100 911,706
Cumulus Media, Inc.,
Class A*+ 87,100 793,481
DHI Group, Inc.* 178,000 596,300
Emerald Holding, Inc.* 190,000 1,048,800
Entravision
Communications Corp.,
Class A 244,900 989,396
Fluent, Inc.* 72,000 295,200
Gaia, Inc.* 48,400 575,476
Hemisphere Media Group,
Inc.* 20,000 233,000
IDT Corp., Class B* 35,000 793,100
Lee Enterprises, Inc.* 24,100 619,129
Marchex, Inc., Class B* 236,900 665,689
Marcus Corp. (The)*+ 25,000 499,750
NII Holdings, Inc.,
Escrow*
∆
287,700 615,678
Saga Communications,
Inc., Class A 11,516 251,624
Salem Media Group, Inc.* 94,000 276,360
Spok Holdings, Inc. 60,000 629,400
Townsquare Media, Inc.,
Class A 67,400 723,202
Travelzoo*+ 40,443 677,825
Zedge, Inc., Class B* 39,919 483,020
13,799,773
Consumer Discretionary - 13.25%
AMCON Distributing Co. 3,900 447,330
American Outdoor Brands,
Inc.* 41,100 1,035,720
Ark Restaurants Corp.* 17,900 360,506
Aspen Group, Inc.*+ 110,000 660,000
Barnes & Noble Education,
Inc.* 216,000 1,758,240
Bassett Furniture
Industries, Inc. 56,244 1,365,042
BBQ Holdings, Inc.* 29,838 216,325
Big 5 Sporting Goods
Corp.+ 96,400 1,513,480
Industry Company Shares Value
Consumer Discretionary (continued)
Blue Apron Holdings, Inc.,
Class A*+ 57,000 $ 359,670
Bluegreen Vacations
Holding Corp.* 52,010 964,265
Bowl America, Inc.,
Class A*+ 13,000 136,370
Build-A-Bear Workshop,
Inc.* 87,900 606,510
BurgerFi International,
Inc.*+ 70,000 1,078,700
Canterbury Park Holding
Corp.* 11,689 159,906
Carrols Restaurant Group,
Inc.* 63,100 377,654
Cato Corp. (The), Class A* 100,761 1,209,132
Chico's FAS, Inc.* 335,200 1,109,512
Container Store Group,
Inc. (The)* 45,000 748,800
Culp, Inc. 64,000 984,960
Delta Apparel, Inc.* 30,188 819,000
Dixie Group, Inc. (The)* 115,300 342,441
Dover Motorsports, Inc. 168,396 346,896
Drive Shack, Inc.* 235,000 754,350
Educational Development
Corp. 39,500 673,475
Emerson Radio Corp.*+ 102,100 130,688
Envela Corp.*+ 112,400 564,248
Ever-Glory International
Group, Inc.* 25,000 66,750
Express, Inc.*+ 260,000 1,045,200
Flanigan's Enterprises, Inc.* 1,000 23,745
Flexsteel Industries, Inc. 28,400 989,740
Greenlane Holdings, Inc.,
Class A*+ 40,000 212,200
Hamilton Beach Brands
Holding Co., Class A 57,400 1,040,662
Horizon Global Corp.* 94,200 973,086
Hovnanian Enterprises,
Inc., Class A* 15,364 1,624,589
Iconix Brand Group, Inc.*+ 56,200 112,962
J Alexander's Holdings,
Inc.* 79,600 767,344
J. Jill, Inc.* 49,000 477,750
JAKKS Pacific, Inc.*+ 31,870 227,233
Kirkland's, Inc.*+ 42,717 1,200,348
Kura Sushi USA, Inc.,
Class A* 35,000 1,107,400
Lakeland Industries, Inc.*+ 35,857 998,976
Leaf Group, Ltd.*+ 175,500 1,131,975
Lifetime Brands, Inc. 20,000 293,800
Lincoln Educational
Services Corp.*+ 160,505 1,028,837

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Luby's, Inc.*+ 71,600 $ 236,280
Nathan's Famous, Inc. 4,600 290,214
New Home Co., Inc. (The)* 113,400 594,216
Party City Holdco, Inc.*+ 75,500 437,900
PlayAGS, Inc.* 164,000 1,325,120
Potbelly Corp.*+ 140,000 827,400
Red Robin Gourmet
Burgers, Inc.* 15,000 598,350
Rocky Brands, Inc. 25,500 1,378,530
StoneMor, Inc.* 458,759 867,055
Strattec Security Corp.* 24,200 1,134,980
Superior Industries
International, Inc.* 136,800 777,024
Sypris Solutions, Inc.*+ 84,404 281,065
Tandy Leather Factory, Inc.* 51,558 197,983
Tilly's, Inc., Class A* 69,100 782,212
TravelCenters of America,
Inc.* 10,000 271,300
Unique Fabricating, Inc.* 45,000 267,750
Universal Technical
Institute, Inc.* 135,200 789,568
Vera Bradley, Inc.* 20,700 209,070
Vince Holding Corp.*+ 71,263 799,571
VOXX International Corp.* 11,100 211,566
Waitr Holdings, Inc.*+ 125,000 366,250
Weyco Group, Inc. 32,700 707,301
Xcel Brands, Inc.* 76,000 151,240
Zovio, Inc.* 152,200 617,932
46,165,694
Consumer Staples - 1.78%
Alico, Inc. 31,100 928,646
Bridgford Foods Corp.*+ 1,300 20,150
Farmer Bros. Co.* 44,100 460,404
Laird Superfood, Inc.*+ 20,000 749,400
Lifeway Foods, Inc.* 72,401 390,965
Mannatech, Inc. 13,600 277,168
Natural Alternatives
International, Inc.* 40,310 619,162
Oil-Dri Corp. of America 27,600 950,544
Planet Green Holdings
Corp.* 42,000 91,980
Rocky Mountain Chocolate
Factory, Inc.* 21,500 113,305
United-Guardian, Inc. 26,000 393,900
Village Super Market, Inc.,
Class A 50,500 1,190,285
6,185,909
Industry Company Shares Value
Energy - 9.15%
Adams Resources &
Energy, Inc. 25,500 $ 714,255
Aemetis, Inc.*+ 80,000 1,961,600
Altus Midstream Co.,
Class A+ 12,500 655,875
Amplify Energy Corp.* 225,000 625,500
Barnwell Industries, Inc.*+ 60,000 154,200
Battalion Oil Corp.* 46,500 505,920
Bristow Group, Inc.* 19,333 500,338
Camber Energy, Inc.*+ 165,000 169,950
Centrus Energy Corp.,
Class A* 49,000 1,162,280
CONSOL Energy, Inc.* 81,500 792,180
Dawson Geophysical Co.* 139,345 341,395
Earthstone Energy, Inc.,
Class A*+ 133,600 955,240
Enservco Corp.* 22,000 38,060
Evolution Petroleum Corp. 128,300 433,654
Exterran Corp.* 158,200 531,552
Forum Energy
Technologies, Inc.* 26,900 498,726
FTS International, Inc.,
Class A* 46,000 1,138,040
Geospace Technologies
Corp.* 83,563 762,095
Goodrich Petroleum Corp.* 59,200 560,032
Gran Tierra Energy, Inc.* 1,300,000 909,740
Gulf Island Fabrication,
Inc.* 46,047 177,741
HighPoint Resources
Corp.*+ 8,900 48,683
Houston American Energy
Corp.*+ 28,000 56,560
Independence Contract
Drilling, Inc.*+ 36,500 120,450
ION Geophysical Corp.*+ 125,000 267,500
KLX Energy Services
Holdings, Inc.*+ 53,516 857,861
Laredo Petroleum, Inc.*+ 15,500 465,930
Mammoth Energy
Services, Inc.* 220,000 1,170,400
Mexco Energy Corp.* 8,000 70,720
MIND Technology, Inc.* 119,515 268,909
NACCO Industries, Inc.,
Class A 15,570 388,472
Natural Gas Services
Group, Inc.* 94,076 888,077
NCS Multistage Holdings,
Inc.* 11,750 326,063
New Concept Energy,
Inc.*+ 33,400 143,286
Newpark Resources, Inc.* 428,700 1,346,118

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Nine Energy Service, Inc.* 205,000 $ 471,500
Nuverra Environmental
Solutions, Inc.*+ 54,689 125,785
Oil States International,
Inc.* 210,000 1,266,300
Overseas Shipholding
Group, Inc., Class A* 224,700 462,882
PEDEVCO Corp.* 390,946 570,781
Penn Virginia Corp.*+ 75,000 1,005,000
PHX Minerals, Inc. 122,900 352,723
Ranger Energy Services,
Inc.*+ 24,700 135,356
RigNet, Inc.* 50,000 436,000
Riley Exploration Permian,
Inc.*+ 2,083 54,158
Ring Energy, Inc.*+ 429,000 990,990
SandRidge Energy, Inc.* 236,000 922,760
SEACOR Marine
Holdings, Inc.* 114,805 611,911
SilverBow Resources,
Inc.*+ 81,900 637,182
Smart Sand, Inc.*+ 233,200 589,996
Southwestern Energy Co.* 124,996 581,231
Superior Drilling Products,
Inc.*+ 216,100 191,648
TETRA Technologies, Inc.* 385,000 924,000
Uranium Energy Corp.* 235,000 672,100
VAALCO Energy, Inc.* 385,200 862,848
31,872,553
Financials - 19.62%
1st Constitution Bancorp 40,905 720,337
A-Mark Precious Metals,
Inc. 22,282 802,152
American River
Bankshares 34,000 554,540
AmeriServ Financial, Inc. 72,571 294,638
Arlington Asset Investment
Corp., Class A* 65,000 262,600
Ashford, Inc.*+ 7,200 63,864
Atlantic American Corp.*+ 71,456 262,958
Atlanticus Holdings Corp.* 1,000 30,330
Auburn National BanCorp,
Inc. 7,474 286,777
Bank of Commerce
Holdings 94,500 1,204,875
Bank of Princeton (The) 23,566 674,459
Bank7 Corp. 37,910 667,595
BankFinancial Corp. 65,600 676,992
Bankwell Financial Group,
Inc. 8,000 215,600
BayCom Corp.* 41,000 738,820
Industry Company Shares Value
Financials (continued)
BCB Bancorp, Inc. 78,600 $ 1,084,680
Blue Ridge Bankshares,
Inc.+ 37,500 822,750
C&F Financial Corp. 25,090 1,111,236
California BanCorp* 50,200 894,062
Capital Bancorp, Inc.* 71,517 1,379,563
CB Financial Services, Inc. 18,600 411,618
Chemung Financial Corp. 16,298 681,582
Citizens Community
Bancorp, Inc. 48,600 603,126
Citizens Holding Co. 20,670 411,333
Codorus Valley Bancorp,
Inc. 42,137 775,742
Cohen & Co., Inc.* 5,000 118,650
Colony Bankcorp, Inc. 43,868 684,341
Community West
Bancshares 39,157 502,776
Conifer Holdings, Inc.*+ 43,000 161,250
Consumer Portfolio
Services, Inc.* 67,900 273,637
County Bancorp, Inc. 36,050 864,118
Eagle Bancorp Montana,
Inc. 27,521 669,311
Elevate Credit, Inc.*+ 205,700 600,644
ESSA Bancorp, Inc. 57,443 919,088
Evans Bancorp, Inc. 28,201 955,732
EZCORP, Inc., Class A* 253,269 1,258,747
FedNat Holding Co. 91,000 421,330
FG Financial Group, Inc.* 53,000 246,450
First Bank 87,600 1,066,092
First Business Financial
Services, Inc. 44,108 1,090,791
First Financial Northwest,
Inc. 44,770 637,972
First Guaranty Bancshares,
Inc. 19,266 345,054
First Internet Bancorp 33,516 1,180,769
First Northwest Bancorp 15,000 249,300
First United Corp. 30,592 539,031
First Western Financial,
Inc.* 33,651 841,612
GAMCO Investors, Inc.,
Class A 34,200 634,410
Greenhill & Co., Inc. 59,400 978,912
Guaranty Federal
Bancshares, Inc. 15,856 306,814
Hallmark Financial
Services, Inc.* 120,100 465,988
Hawthorn Bancshares,
Inc.+ 28,653 610,022
HMN Financial, Inc.* 23,000 462,530
Home Bancorp, Inc. 30,219 1,089,395

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Impac Mortgage Holdings,
Inc.*+ 156,680 $ 314,927
Investar Holding Corp. 67,700 1,391,235
JMP Group, LLC*+ 51,851 310,069
Kentucky First Federal
Bancorp+ 5,000 33,750
Lake Shore Bancorp, Inc.+ 22,150 332,029
Landmark Bancorp, Inc. 21,729 574,080
Level One Bancorp, Inc. 50,000 1,289,000
Magyar Bancorp, Inc.* 10,300 142,037
Malvern Bancorp, Inc.* 59,800 1,113,476
Manning & Napier, Inc. 60,000 388,200
Marlin Business Services
Corp. 55,300 754,292
Medallion Financial Corp.* 86,744 611,545
Meridian Corp. 24,000 624,000
Mid Penn Bancorp, Inc. 13,000 348,530
Monroe Capital Corp.+ 15,800 158,632
National Security Group,
Inc. (The) 2,700 28,377
Northeast Bank 38,700 1,021,293
Northrim BanCorp, Inc. 31,995 1,360,107
Norwood Financial Corp. 14,512 386,164
Ocwen Financial Corp.* 28,834 819,751
Ohio Valley Banc Corp. 35,500 861,940
OP Bancorp 53,851 566,513
Pacific Mercantile
Bancorp* 164,519 1,464,219
Patriot National Bancorp,
Inc.*+ 29,500 294,115
PCB Bancorp 54,700 820,500
PDL Community Bancorp* 1,106 12,288
Penns Woods Bancorp,
Inc. 21,066 507,480
Peoples Bancorp of North
Carolina, Inc. 22,830 539,701
Peoples Financial Services
Corp. 9,500 401,280
Premier Financial Bancorp,
Inc. 41,138 764,755
Professional Holding
Corp., Class A* 2,000 36,740
Protective Insurance
Corp., Class B 46,500 1,063,455
Provident Financial
Holdings, Inc. 30,617 517,427
Prudential Bancorp, Inc. 17,500 258,300
Pzena Investment
Management, Inc.,
Class A 50,100 527,553
Randolph Bancorp, Inc.* 25,000 500,000
Industry Company Shares Value
Financials (continued)
Republic First Bancorp,
Inc.* 278,600 $ 1,050,322
Riverview Bancorp, Inc. 135,406 938,364
Riverview Financial Corp.* 34,800 363,660
Safeguard Scientifics, Inc.* 70,000 477,400
Security National Financial
Corp., Class A* 132,939 1,242,980
Select Bancorp, Inc.* 62,000 686,340
Shore Bancshares, Inc. 68,200 1,160,764
Silvercrest Asset
Management Group,
Inc., Class A 61,502 884,399
Summit State Bank 22,200 362,304
Territorial Bancorp, Inc. 14,207 375,917
Timberland Bancorp, Inc. 31,500 876,015
Union Bankshares, Inc. 21,897 656,910
United Bancshares, Inc. 15,200 383,800
United Security
Bancshares 64,900 531,531
Unity Bancorp, Inc. 54,412 1,197,064
Velocity Financial, Inc.*+ 63,121 559,883
Western New England
Bancorp, Inc. 101,044 851,801
Westwood Holdings
Group, Inc. 55,000 795,300
68,339,509
Health Care - 24.42%
AcelRx Pharmaceuticals,
Inc.*+ 628,350 1,068,195
Aclaris Therapeutics, Inc.* 200,000 5,040,000
Acorda Therapeutics,
Inc.*+ 63,006 306,839
Actinium Pharmaceuticals,
Inc.*+ 72,166 549,905
Adamas Pharmaceuticals,
Inc.*+ 155,000 744,000
Adicet Bio, Inc.*+ 19,999 261,587
ADMA Biologics, Inc.*+ 485,000 853,600
Advaxis, Inc.* 50,000 36,810
AgeX Therapeutics, Inc.*+ 240,000 388,800
AIM ImmunoTech, Inc.*+ 235,000 533,450
Alimera Sciences, Inc.* 10,000 96,200
Allena Pharmaceuticals,
Inc.*+ 333,600 463,704
American Shared Hospital
Services* 33,700 93,349
Ampio Pharmaceuticals,
Inc.*+ 578,000 976,820
Annovis Bio, Inc.*+ 22,500 627,750
Apollo Endosurgery, Inc.* 128,200 706,382

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Applied Genetic
Technologies Corp.*+ 91,600 $ 464,412
Aptinyx, Inc.*+ 260,000 780,000
Aquestive Therapeutics,
Inc.*+ 121,500 631,800
Aravive, Inc.*+ 30,725 202,478
Armata Pharmaceuticals,
Inc.* 48,400 231,352
Asensus Surgical, Inc.* 205,895 669,159
Assembly Biosciences,
Inc.*+ 135,000 621,000
Axcella Health, Inc.* 132,567 631,019
Ayala Pharmaceuticals,
Inc.*+ 35,000 381,850
Aytu BioPharma, Inc.* 16,320 124,032
BiomX, Inc.*+ 104,000 740,480
Cabaletta Bio, Inc.* 35,000 388,500
Calyxt, Inc.*+ 150,000 903,000
Capital Senior Living
Corp.*+ 5,055 194,618
Castlight Health, Inc.,
Class B* 449,900 679,349
Catabasis
Pharmaceuticals, Inc.*+ 95,100 274,839
cbdMD, Inc.*+ 215,000 890,100
Checkmate
Pharmaceuticals, Inc.* 71,515 868,192
Chiasma, Inc.* 325,000 1,017,250
Chimerix, Inc.* 38,600 372,104
China Pharma Holdings,
Inc.* 195,000 163,800
Cidara Therapeutics, Inc.*+ 118,878 316,215
Clearside Biomedical,
Inc.*+ 226,600 559,702
Cogent Biosciences, Inc.*+ 39,690 348,478
Conformis, Inc.* 273,706 270,969
Corbus Pharmaceuticals
Holdings, Inc.*+ 200,000 394,000
CorMedix, Inc.*+ 138,800 1,386,612
Corvus Pharmaceuticals,
Inc.*+ 180,700 556,556
Cumberland
Pharmaceuticals, Inc.* 108,287 328,110
Curis, Inc.*+ 60,000 679,200
Cyclerion Therapeutics,
Inc.* 91,600 255,564
CynergisTek, Inc.*+ 121,700 232,447
Daxor Corp.*+ 9,400 113,746
ElectroCore, Inc.*+ 265,000 545,900
Electromed, Inc.* 42,900 452,166
Eloxx Pharmaceuticals,
Inc.*+ 139,000 461,480
Industry Company Shares Value
Health Care (continued)
Entasis Therapeutics
Holdings, Inc.* 110,000 $ 235,400
Enzo Biochem, Inc.* 167,700 576,888
Equillium, Inc.*+ 85,000 607,750
Eton Pharmaceuticals,
Inc.*+ 75,000 549,000
Evolus, Inc.*+ 105,000 1,363,950
Exagen, Inc.* 49,400 864,500
EyePoint Pharmaceuticals,
Inc.*+ 103,920 1,055,827
Five Prime Therapeutics,
Inc.*+ 42,800 1,612,276
Forte Biosciences, Inc.*+ 5,433 186,189
Galera Therapeutics, Inc.* 80,000 705,600
GBS, Inc.*+ 18,000 102,420
Genesis Healthcare, Inc.* 335,300 94,722
GlycoMimetics, Inc.* 135,300 407,253
Graybug Vision, Inc.*+ 38,000 210,900
Great Elm Group, Inc.* 80,998 197,635
Gritstone Oncology, Inc.*+ 150,000 1,414,500
Harrow Health, Inc.* 90,500 610,875
Harvard Bioscience, Inc.* 107,017 584,313
iBio, Inc.* 100,000 154,000
Infinity Pharmaceuticals,
Inc.*+ 290,000 936,700
InspireMD, Inc.* 25,000 16,807
IntriCon Corp.*+ 41,100 1,053,804
Invacare Corp. 125,000 1,002,500
IRIDEX Corp.* 59,700 402,975
IsoRay, Inc.* 474,000 516,660
Kewaunee Scientific Corp.* 13,200 162,888
Kezar Life Sciences, Inc.* 219,700 1,309,412
Larimar Therapeutics,
Inc.*+ 20,000 292,200
Leap Therapeutics, Inc.*+ 388,601 738,342
Lexicon Pharmaceuticals,
Inc.*+ 355,300 2,085,611
Lineage Cell Therapeutics,
Inc.* 303,161 712,428
LogicBio Therapeutics,
Inc.*+ 162,900 1,185,912
Lumos Pharma, Inc.*+ 51,644 604,235
Lyra Therapeutics, Inc.* 40,000 463,600
Marker Therapeutics, Inc.*+ 155,416 348,132
Matinas BioPharma
Holdings, Inc.*+ 551,891 579,486
MediciNova, Inc.* 47,347 239,102
Merrimack
Pharmaceuticals, Inc.*+ 57,500 361,100
Metacrine, Inc.* 115,000 713,000
Milestone Scientific, Inc.* 304,500 1,087,065

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Minerva Neurosciences,
Inc.*+ 213,500 $ 623,420
Misonix, Inc.* 4,637 90,839
MTBC, Inc.*+ 114,063 947,864
Mustang Bio, Inc.*+ 275,000 913,000
Myomo, Inc.*+ 24,000 307,200
NanoViricides, Inc.*+ 95,439 450,472
Navidea
Biopharmaceuticals,
Inc.*+ 202,440 408,929
Neuronetics, Inc.* 66,200 818,894
NovaBay Pharmaceuticals,
Inc.*+ 305,000 277,550
Novan, Inc.*+ 350,000 546,000
Obalon Therapeutics, Inc.* 33,000 93,060
Oncocyte Corp.* 145,000 752,550
Optinose, Inc.*+ 270,000 996,300
Oragenics, Inc.* 448,500 406,700
Otonomy, Inc.* 166,800 425,340
Ovid therapeutics, Inc.*+ 200,000 804,000
Palatin Technologies, Inc.* 771,000 531,682
PhaseBio Pharmaceuticals,
Inc.*+ 82,000 283,720
Pluristem Therapeutics,
Inc.*+ 33,000 157,410
Protalix BioTherapeutics,
Inc.*+ 223,100 995,026
RA Medical Systems,
Inc.*+ 31,980 149,027
Retractable Technologies,
Inc.*+ 24,000 307,680
Rockwell Medical, Inc.* 308,390 357,732
Satsuma Pharmaceuticals,
Inc.* 25,000 147,750
Savara, Inc.* 115,000 239,200
Scopus Biopharma, Inc.*+ 47,009 397,226
scPharmaceuticals, Inc.* 81,000 538,650
SCYNEXIS, Inc.*+ 24,500 194,530
Senseonics Holdings,
Inc.*+ 634,260 1,674,446
Sesen Bio, Inc.* 430,000 1,118,000
Sientra, Inc.* 127,894 932,347
Sierra Oncology, Inc.* 59,440 1,024,151
Sio Gene Therapies, Inc.*+ 298,300 778,563
Solid Biosciences, Inc.* 134,376 743,099
Star Equity Holdings,
Inc.*+ 31,890 99,497
SunLink Health Systems,
Inc.*+ 33,000 89,760
Surgalign Holdings, Inc.* 468,000 1,020,240
Synlogic, Inc.* 160,000 572,800
Synthetic Biologics, Inc.* 74,300 50,687
Industry Company Shares Value
Health Care (continued)
T2 Biosystems, Inc.*+ 600,000 $ 972,000
Tela Bio, Inc.* 35,000 521,500
Teligent, Inc.* 50,000 31,105
Timber Pharmaceuticals,
Inc.*+ 44,100 89,523
Tonix Pharmaceuticals
Holding Corp.*+ 200,000 256,000
Trevi Therapeutics, Inc.*+ 85,000 232,050
Tricida, Inc.* 22,800 120,612
UNITY Biotechnology,
Inc.*+ 30,450 182,700
Venus Concept, Inc.* 198,644 466,813
VolitionRX, Ltd.* 145,000 548,100
Voyager Therapeutics, Inc.* 153,239 721,756
Xeris Pharmaceuticals,
Inc.*+ 228,000 1,028,280
Xtant Medical Holdings,
Inc.* 322,300 760,628
Yumanity Therapeutics,
Inc.*+ 6,000 108,600
Zynerba Pharmaceuticals,
Inc.*+ 113,500 527,775
85,056,610
Industrials - 11.97%
Acacia Research Corp.* 243,000 1,615,950
Acme United Corp. 11,535 454,940
AeroCentury Corp.*+ 20,900 74,195
Air Industries Group*+ 205,000 301,350
Air T, Inc.* 17,250 410,032
Alpha Pro Tech, Ltd.*+ 101,000 985,760
AMREP Corp.* 53,900 598,290
ARC Document Solutions,
Inc. 214,000 451,540
Armstrong Flooring, Inc.*+ 141,400 691,446
Atlas Technical
Consultants, Inc.*+ 45,300 462,513
Ault Global Holdings,
Inc.*+ 206,128 678,161
Avalon Holdings Corp.,
Class A* 3,900 14,313
Babcock & Wilcox
Enterprises, Inc.* 242,100 2,292,687
BGSF, Inc. 51,000 714,000
CECO Environmental
Corp.* 20,000 158,600
Charah Solutions, Inc.*+ 160,000 777,600
Chicago Rivet & Machine
Co. 8,000 204,000
Commercial Vehicle
Group, Inc.* 110,242 1,063,835
CompX International, Inc. 61,200 1,102,212

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Covenant Logistics Group,
Inc.* 20,800 $ 428,272
CPI Aerostructures, Inc.* 60,200 273,308
DIRTT Environmental
Solutions*+ 330,000 1,019,700
Document Security
Systems, Inc.*+ 100,500 362,805
Eastern Co. (The) 21,200 568,160
Espey Mfg. & Electronics
Corp.+ 17,108 260,042
ExOne Co. (The)* 14,000 439,040
FreightCar America, Inc.* 80,000 527,600
Fuel Tech, Inc.*+ 50,000 157,000
GEE Group, Inc.* 152,600 193,802
Gencor Industries, Inc.* 50,000 670,500
General Finance Corp.* 1,417 17,217
GP Strategies Corp.* 71,700 1,251,165
Graham Corp. 18,900 269,136
HC2 Holdings, Inc.*+ 321,392 1,266,284
Hill International, Inc.* 243,458 779,066
Hudson Global, Inc.* 10,942 181,637
Hurco Cos., Inc. 23,000 811,900
India Globalization Capital,
Inc.*+ 209,000 374,110
Innovative Solutions &
Support, Inc. 93,100 588,392
L B Foster Co., Class A* 51,700 925,430
LS Starrett Co. (The),
Class A* 36,400 234,780
LSI Industries, Inc. 122,907 1,048,397
Mastech Digital, Inc.* 57,200 1,007,292
Mayville Engineering Co.,
Inc.* 46,221 664,658
Mesa Air Group, Inc.* 80,000 1,076,000
Mistras Group, Inc.* 132,300 1,509,543
NL Industries, Inc. 200 1,490
Orion Group Holdings,
Inc.* 150,000 910,500
P&F Industries, Inc.,
Class A* 10,500 69,090
PAM Transportation
Services, Inc.* 2,000 123,400
Patriot Transportation
Holding, Inc. 19,871 218,780
Performant Financial Corp.* 175,300 376,895
Perma-Pipe International
Holdings, Inc.* 71,600 435,328
Quad/Graphics, Inc. 141,169 498,327
RCM Technologies, Inc.* 23,642 83,929
RR Donnelley & Sons Co.* 325,000 1,319,500
Servotronics, Inc.* 15,653 134,146
SIFCO Industries, Inc.* 26,024 326,341
Industry Company Shares Value
Industrials (continued)
Team, Inc.* 57,600 $ 664,128
Titan International, Inc. 135,000 1,252,800
Twin Disc, Inc.* 58,100 555,436
Ultralife Corp.* 52,400 433,872
USA Truck, Inc.* 40,300 770,133
Vidler Water Resouces,
Inc.* 85,000 756,500
Virco Mfg. Corp.* 25,800 79,980
Volt Information Sciences,
Inc.* 122,400 482,256
Willis Lease Finance
Corp.* 23,100 1,003,926
Yellow Corp.*+ 140,655 1,236,357
41,689,774
Information Technology - 8.89%
ADDvantage Technologies
Group, Inc.*+ 75,000 195,000
ALJ Regional Holdings,
Inc.*+ 225,000 326,250
Amtech Systems, Inc.* 96,500 1,140,630
Applied Optoelectronics,
Inc.*+ 100,000 836,000
AstroNova, Inc. 30,000 402,000
Aviat Networks, Inc.* 18,386 1,306,141
Aware, Inc.* 79,579 290,463
Bel Fuse, Inc., Class B 30,400 604,656
BK Technologies Corp. 153,744 642,650
Blonder Tongue
Laboratories, Inc.*+ 40,000 58,800
BM Technologies, Inc.*+ 60,000 699,000
Communications Systems,
Inc.+ 52,216 311,207
Computer Task Group,
Inc.* 87,100 831,805
CSP, Inc.* 45,000 391,500
Daktronics, Inc.* 169,655 1,063,737
Eastman Kodak Co.*+ 25,000 196,750
eMagin Corp.* 310,000 1,159,400
EMCORE Corp.* 103,127 563,073
Everspin Technologies,
Inc.*+ 66,000 396,000
Frequency Electronics,
Inc.* 60,000 677,400
GSI Technology, Inc.* 51,417 343,980
GTT Communications,
Inc.*+ 225,000 411,750
IEC Electronics Corp.* 41,650 501,466
Information Services
Group, Inc.* 177,700 781,880
Innodata, Inc.* 85,955 541,517
Intellicheck, Inc.* 130,200 1,091,076

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
inTEST Corp.* 49,401 $ 583,426
Intevac, Inc.* 97,600 697,840
Inuvo, Inc.* 456,000 465,120
Issuer Direct Corp.*+ 16,500 361,845
Kaleyra, Inc.*+ 55,000 775,500
Key Tronic Corp.* 47,100 363,141
KVH Industries, Inc.* 75,774 960,814
LGL Group, Inc. (The)* 29,200 320,908
Marin Software, Inc.* 60,000 106,800
Network-1 Technologies,
Inc.+ 115,000 358,800
Oblong, Inc.*+ 14,600 72,708
Optical Cable Corp.*+ 27,600 99,636
PCTEL, Inc. 70,200 487,890
Pixelworks, Inc.* 104,400 345,564
Powerfleet, Inc.* 120,400 989,688
QAD, Inc., Class B 6,250 270,313
Quantum Corp.* 120,200 1,001,266
RealNetworks, Inc.* 200,000 850,000
RF Industries, Ltd. 43,230 261,974
Richardson Electronics,
Ltd. 80,311 511,581
SeaChange International,
Inc.*+ 125,000 193,750
ServiceSource
International, Inc.* 359,917 529,078
SMTC Corp.* 102,434 615,628
Steel Connect, Inc.* 12,000 23,760
Synacor, Inc.* 180,900 396,171
Synchronoss
Technologies, Inc.*+ 207,500 740,775
TESSCO Technologies,
Inc.*+ 45,000 325,800
TransAct Technologies,
Inc.* 74,623 811,152
Trio-Tech International* 26,800 120,329
Wayside Technology
Group, Inc. 35,298 887,392
WidePoint Corp.* 53,918 496,046
Wireless Telecom Group,
Inc.* 100,366 170,622
30,959,448
Materials - 4.51%
Advanced Emissions
Solutions, Inc.* 56,500 310,750
AgroFresh Solutions, Inc.* 356,300 712,600
Alpha Metallurgical
Resources, Inc.* 90,600 1,144,278
Ampco-Pittsburgh Corp.* 72,000 486,000
Comstock Mining, Inc.*+ 229,000 1,048,820
Industry Company Shares Value
Materials (continued)
Core Molding
Technologies, Inc.* 37,000 $ 433,881
Flexible Solutions
International, Inc.*+ 60,307 243,640
Flotek Industries, Inc.* 372,300 625,464
Friedman Industries, Inc. 54,000 436,860
Gold Resource Corp.+ 238,500 629,640
Golden Minerals Co.* 450,000 296,685
Gulf Resources, Inc.* 72,360 308,977
Intrepid Potash, Inc.* 55,000 1,790,800
IT Tech Packaging, Inc.* 147,000 97,079
LSB Industries, Inc.* 149,000 764,370
Northern Technologies
International Corp. 39,900 606,480
Olympic Steel, Inc. 38,200 1,124,990
Paramount Gold Nevada
Corp.*+ 150,000 150,000
Ramaco Resources, Inc.* 148,200 626,886
Solitario Zinc Corp.*+ 205,000 170,437
Synalloy Corp.* 31,500 278,460
TimkenSteel Corp.*+ 138,387 1,626,047
Trecora Resources* 110,641 859,681
United States Antimony
Corp.* 558,500 675,785
Universal Stainless & Alloy
Products, Inc.* 24,558 249,755
15,698,365
Real Estate - 0.95%
American Realty Investors,
Inc.*+ 13,597 120,062
CTO Realty Growth, Inc. 20,600 1,071,406
Maui Land & Pineapple
Co., Inc.* 109,500 1,264,725
Stratus Properties, Inc.*+ 21,150 645,075
Trinity Place Holdings, Inc.* 96,100 200,849
3,302,117
Utilities - 0.15%
Spark Energy, Inc.,
Class A+ 48,400 516,912
TOTAL COMMON STOCKS - 98.65% 343,586,664
(Cost $242,648,592)
.
Exchange Traded Fund - 0.61%
iShares Micro-Cap ETF+ 14,436 2,121,370
TOTAL EXCHANGE TRADED FUND - 0.61% 2,121,370
(Cost $1,307,290)

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Rights - 0.01%
Cogent Biosciences, Inc.,
CVR*
∆
160,000 $ —
Elanco Animal Health,
Inc., CVR*
∆
46,983 —
ION Geophysical Corp.,
CVR*
∆
125,000 —
OncoMed
Pharmaceuticals, Inc.,
CVR*
∆
125,000 —
Proteostasis
Therapeutics, Inc.,
CVR*
∆
159,500 —
ZAGG, Inc., CVR*
∆
65,000 19,500
TOTAL RIGHTS - 0.01% 19,500
(Cost $32,819)
.
Warrants - 0.01%
LGL Group, Inc. (The),
expiring 11/16/25* 29,200 15,184
TOTAL WARRANTS - 0.01% 15,184
(Cost $14,873)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.00%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 2,906
2,906
TOTAL MONEY MARKET FUND - 0.00% 2,906
(Cost $2,906)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 10.20%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 35,537,431
35,537,431
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 10.20% 35,537,431
(Cost $35,537,431)
TOTAL INVESTMENTS
-
109.48%
$ 381,283,055
(Cost $279,543,911)
Liabilities in Excess of Other Assets - (9.48%) (33,007,404)
NET ASSETS - 100.00% $ 348,275,651
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2021.
^ Rate disclosed as of March 31, 2021.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan as of
March 31, 2021. Total loaned securities had a value of
$54,758,232 as of March 31, 2021.
CVR - Contingent Value Right
LLC - Limited Liability Company

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Communication Services $ 13,184,095 $ – $ 615,678 $ 13,799,773
Other Industries (a) 329,786,891 – – 329,786,891
Total Common Stocks 342,970,986 – 615,678 343,586,664
Exchange Traded Fund 2,121,370 – – 2,121,370
Rights – – 19,500 19,500
Warrants 15,184 – – 15,184
Money Market Fund – 2,906 – 2,906
Investments Purchased With Cash Proceeds From Securities
Lending – 35,537,431 – 35,537,431
TOTAL
$345,107,540 $35,540,337 $635,178 $381,283,055
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2020 $ 683,707 $ 0 $ 683,707
Purchases/Issuances – – –
Sales/Expirations (69,149) – (69,149)
Return of Capital – – –
Realized Gain/(Loss) (520,235) (750) (520,985)
Change in unrealized Appreciation/(Depreciation) 521,355 20,250 541,605
Transfers in – – –
Transfers out – – –
Balance as of 03/31/2021 $ 615,678 $ 19,500 $ 635,178
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2021 $ 10,869 $ – $ 10,869